RELATED PARTIES - TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
Key management compensation:

	Year ended December 31,
	2019	2018	2017
	U.S. dollars in thousands

Labor cost and related expenses	1,537	1,180	1,048
Share-based compensation	1,146	868	4,694
Directors fee and services	415	429	577
Others	23	30	109
	3,121	2,507	6,428

Schedule of Balances with Related Parties
Balances with related parties:

	December 31,
	2019	2018
	U.S. dollars in thousands
Key management:

Payables and accrued expenses	244	9
Severance pay obligations	70	65
Provision for vacation	194	186
Directors fee and services	106	74